Share-based payments - RSUs Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) shares $ / shares	Sep. 30, 2024 $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) shares tranche $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | $	$ 7,770		$ 5,817	$ 23,929	$ 17,622
$75 Exercise Price Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in dollars per share) | $ / shares		$ 75
2023 Long-Term Incentive Plan Restricted Stock Units | Tranche One | Time-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	185,760			185,760
Vesting period (in years)				1 year
2023 Long-Term Incentive Plan Restricted Stock Units | Tranche Two | Time-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	185,760			185,760
Vesting period (in years)				2 years
2023 Long-Term Incentive Plan Restricted Stock Units | Tranche Three | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	342,945			342,945
Vesting period (in years)				3 years
2023 Long-Term Incentive Plan Restricted Stock Units | Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	714,465			714,465
2023 Long-Term Incentive Plan Restricted Stock Units | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				1 year
Number of RSUs vested (in shares)				53,811
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	1,338,391			1,338,391
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	984,094			984,094
Number of tranches | tranche				7
Number of trading days				30 days
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	118,099			118,099
Vesting period (in years)				1 year
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche One | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	116,857			116,857
Number of trading days				90 days
Share price (in dollars per share) | $ / shares	$ 20			$ 20
Share premium (as percent)				19000.00%
Average closing share price (in dollars per share) | $ / shares				$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	118,099			118,099
Vesting period (in years)				2 years
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Two | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	124,359			124,359
Number of trading days				90 days
Share price (in dollars per share) | $ / shares	$ 25			$ 25
Share premium (as percent)				262.00%
Average closing share price (in dollars per share) | $ / shares				$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	118,099			118,099
Vesting period (in years)				3 years
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Three | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	131,970			131,970
Number of trading days				90 days
Share price (in dollars per share) | $ / shares	$ 30			$ 30
Share premium (as percent)				334.00%
Average closing share price (in dollars per share) | $ / shares				$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Four | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	140,228			140,228
Number of trading days				90 days
Share price (in dollars per share) | $ / shares	$ 35			$ 35
Share premium (as percent)				407.00%
Average closing share price (in dollars per share) | $ / shares				$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Five | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	147,466			147,466
Number of trading days				90 days
Share price (in dollars per share) | $ / shares	$ 40			$ 40
Share premium (as percent)				479.00%
Average closing share price (in dollars per share) | $ / shares				$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Six | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	156,129			156,129
Number of trading days				90 days
Share price (in dollars per share) | $ / shares	$ 45			$ 45
Share premium (as percent)				551.00%
Average closing share price (in dollars per share) | $ / shares				$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Seven | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	167,085			167,085
Number of trading days				90 days
Share price (in dollars per share) | $ / shares	$ 50			$ 50
Share premium (as percent)				624.00%
Average closing share price (in dollars per share) | $ / shares				$ 6.91
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs vested (in shares)				1,177,554		104,559
Weighted average remaining contractual life of RSUs outstanding (in years)	2 years 3 months 10 days	2 years 9 months 3 days
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 0			$ 0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	196,563			196,563		0